Financial assets measured at fair value through OCI (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory

Note 14 Financial assets measured at fair value through other comprehensive income

USD million	31.12.18	31.12.17

Financial assets measured at fair value through other comprehensive income[1]
Debt instruments
Government and government agencies	6,463	7,181
of which: USA	6,101	6,739
Banks	149	307
Corporates and other	54	842
Total debt instruments	6,667	8,330
Equity instruments[2]		560
Total financial assets measured at fair value through other comprehensive income	6,667	8,889
Unrealized gains – before tax	4	221
Unrealized (losses) – before tax	(146)	(108)
Net unrealized gains / (losses) – before tax	(143)	114
Net unrealized gains / (losses) – after tax	(104)	6
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement. 2 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.

UBS AG
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory

Note 14 Financial assets measured at fair value through other comprehensive income

USD million	31.12.18	31.12.17

Financial assets measured at fair value through other comprehensive income[1]
Debt instruments
Government and government agencies	6,463	7,181
of which: USA	6,101	6,739
Banks	149	307
Corporates and other	54	842
Total debt instruments	6,667	8,330
Equity instruments[2]		560
Total financial assets measured at fair value through other comprehensive income	6,667	8,889
Unrealized gains – before tax	4	221
Unrealized (losses) – before tax	(146)	(108)
Net unrealized gains / (losses) – before tax	(143)	114
Net unrealized gains / (losses) – after tax	(104)	6
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement. 2 Comparative-period information includes equity instruments that were formerly classified as available for sale under IAS 39 and have been reclassified to Financial assets at fair value not held for trading upon adoption of IFRS 9 on 1 January 2018. Refer to Note 1c for more information.